UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Copy to:

R. Darrell Mounts, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 2006

Registrant’s Telephone Number, Including Area Code: (415) 398-8000

Date of Fiscal Year End: January 31

Date of reporting period: April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2012 are attached hereto.

Item 2.	Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: June 29, 2012

/s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: June 29, 2012

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF APRIL 30, 2012

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 19.66% of Total Net Assets
741,385 Troy Oz.	Gold bullion (a)	$1,233,220,186
1,360,000 Coins	One-ounce gold coins (a)	2,316,828,000

	Total Gold Assets (identified cost $2,502,007,507)	$3,550,048,186

	SILVER ASSETS — 4.72% of Total Net Assets
27,098,221 Troy Oz.	Silver bullion (a)	$843,962,822
379 Bags	Silver coins (a)	8,070,275

	Total Silver Assets (identified cost $561,687,010)	$852,033,097

Principal Amount
	SWISS FRANC ASSETS — 9.41% of Total Net Assets
CHF 853,919,133	Swiss franc deposits (a)	$940,336,014

CHF 100,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$120,273,098
CHF 100,000,000	4.250% Swiss Confederation Bonds, 06-05-17	132,562,493
CHF 100,000,000	3.000% Swiss Confederation Bonds, 01-08-18	127,221,671
CHF 100,000,000	3.000% Swiss Confederation Bonds, 05-12-19	129,776,456
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	125,481,775
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	123,499,614

	Total Swiss Confederation bonds	$758,815,107

	Total Swiss Franc Assets (identified cost $1,604,322,799)	$1,699,151,121

Number of Shares

	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES — 15.67% of Total Net Assets

	NATURAL RESOURCES — 8.88% of Total Net Assets
1,200,000	Apache Corporation	$115,128,000
2,200,000	BHP Billiton, Ltd. (b)	163,460,000
2,500,000	BP, p.l.c. (b)	108,525,000
3,000,000	Cameco Corporation	66,300,000
1,000,000	Chevron Corporation	106,560,000
1,500,000	ConocoPhillips	107,445,000
1,500,000	Devon Energy Corporation	104,775,000
1,500,000	Exxon Mobil Corporation	129,510,000
2,000,000	Forest Oil Corporation (a)	26,640,000
4,000,000	Freeport-McMoRan Copper & Gold, Inc.	153,200,000
4,000,000	HollyFrontier Corporation	123,280,000
3,000,000	Patriot Coal Corporation (a)	17,490,000
3,000,000	Peabody Energy Corporation	93,330,000
2,000,000	Plains Exploration & Production Company (a)	81,700,000
2,500,000	Rio Tinto p.l.c (b)	140,175,000
3,000,000	Vale S.A. (b)	66,600,000

		$1,604,118,000

2	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 6.79% of Total Net Assets
1,000,000	AvalonBay Communities, Inc.	$145,400,000
1,200,000	Boston Properties, Inc.	129,900,000
1,500,000	BRE Properties, Inc. Class A	78,750,000
2,000,000	Corporate Office Properties Trust	47,100,000
1,000,000	Digital Realty Trust, Inc.	75,090,000
3,500,000	Duke Realty Corporation	51,870,000
2,000,000	Equity One, Inc.	41,560,000
1,000,000	Federal Realty Investment Trust	100,660,000
3,500,000	Kimco Realty Corporation	67,935,000
1,500,000	Pennsylvania Real Estate Investment Trust	21,135,000
3,300,000	Prologis	118,074,000
234,200	Texas Pacific Land Trust	13,349,400
2,000,000	UDR, Inc.	52,660,000
165,500	Urstadt Biddle Properties, Inc.	3,205,735
500,000	Urstadt Biddle Properties, Inc. Class A	9,620,000
1,500,000	Vornado Realty Trust	128,760,000
2,000,000	Washington Real Estate Investment Trust	59,100,000
4,000,000	Weyerhaeuser Company	81,440,000

		$1,225,609,135

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $2,615,009,546)	$2,829,727,135

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 15.68% of Total Net Assets

	AEROSPACE — .50% of Total Net Assets
1,000,000	Lockheed Martin Corporation	$90,540,000

		$90,540,000
	CHEMICALS — 1.18% of Total Net Assets
1,200,000	Air Products & Chemicals, Inc.	$102,588,000
1,800,000	Chemtura Corporation (a)	30,636,000
1,500,000	Mosaic Company	79,230,000

		$212,454,000
	COMPUTERS & EQUIPMENT — .62% of Total Net Assets
1,500,000	Agilent Technologies, Inc.	$63,270,000
2,000,000	Hewlett-Packard Company	49,520,000

		$112,790,000
	COMPUTER SOFTWARE — .71% of Total Net Assets
2,000,000	Autodesk, Inc. (a)	$78,740,000
3,000,000	Symantec Corporation (a)	49,560,000

		$128,300,000
	CONSTRUCTION — .70% of Total Net Assets
1,600,000	Fluor Corporation	$92,400,000
1,500,000	Ryland Group, Inc.	33,765,000

		$126,165,000
	ELECTRICAL & ELECTRONICS — .60% of Total Net Assets
3,000,000	Intel Corporation	$85,200,000
2,500,000	Sanmina-SCI Corporation (a)	22,250,000

		$107,450,000

Continued on following page.	3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.75% of Total Net Assets
800,000	CBS Corporation Class A	$27,264,000
1,500,000	Disney (Walt) Company	64,665,000
1,000,000	Viacom, Inc. Class A	50,650,000
1,300,000	Wynn Resorts, Ltd.	173,420,000

		$315,999,000
	FINANCIAL SERVICES — 1.98% of Total Net Assets
3,000,000	Bank of New York Mellon Corporation	$70,950,000
4,000,000	Janus Capital Group, Inc.	30,320,000
4,000,000	Morgan Stanley	69,120,000
5,000,000	Schwab (Charles) Corporation	71,500,000
2,500,000	State Street Corporation	115,550,000

		$357,440,000
	MANUFACTURING — 1.94% of Total Net Assets
1,500,000	Harley-Davidson, Inc.	$78,495,000
1,300,000	Illinois Tool Works, Inc.	74,594,000
2,000,000	Mattel, Inc.	67,200,000
212,000	NACCO Industries, Inc. Class A	24,055,640
8,000	NACCO Industries, Inc. Class B	907,760
1,200,000	Parker-Hannifin Corporation	105,228,000

		$350,480,400
	OIL & GAS — .53% of Total Net Assets
1,800,000	Baker Hughes, Inc.	$79,398,000
3,000,000	Parker Drilling Company (a)	15,510,000

		$94,908,000
	PHARMACEUTICALS — 1.31% of Total Net Assets
1,000,000	Amgen, Inc.	$71,110,000
1,200,000	Celgene Corporation (a)	87,504,000
1,500,000	Gilead Sciences, Inc. (a)	78,015,000

		$236,629,000
	RETAIL — 1.02% of Total Net Assets
1,000,000	Costco Wholesale Corporation	$88,170,000
2,500,000	Williams-Sonoma, Inc.	96,725,000

		$184,895,000
	TELECOMMUNICATIONS — .78% of Total Net Assets
3,000,000	Juniper Networks, Inc. (a)	$64,290,000
1,200,000	Qualcomm, Inc.	76,608,000

		$140,898,000
	TRANSPORTATION — 1.63% of Total Net Assets
1,500,000	Alexander & Baldwin, Inc.	$76,740,000
1,600,000	FedEx Corporation	141,184,000
1,000,000	Kansas City Southern	77,020,000

		$294,944,000
	MISCELLANEOUS — .43% of Total Net Assets
2,000,000	Nucor Corporation	$78,420,000

		$78,420,000

	Total Aggressive Growth Stock Investments (identified cost $2,454,284,013)	$2,832,312,400

4	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Principal Amount		Market Value

	DOLLAR ASSETS — 34.14% of Total Net Assets

	CORPORATE BONDS — 6.42% of Total Net Assets

	AEROSPACE — .53% of Total Net Assets
$35,000,000	1.875% Boeing Company, 11-20-12	$35,311,050
48,918,000	4.250% General Dynamics Corporation, 05-15-13	50,858,309
8,200,000	4.750% Rockwell Collins, Inc., 12-01-13	8,701,461

		$94,870,820
	BEVERAGES — .25% of Total Net Assets
31,454,000	6.950% Bottling Group, LLC (PepsiCo, Inc.), 03-15-14	$35,113,633
10,000,000	.750% Coca-Cola Company, 11-15-13	10,035,437

		$45,149,070
	CHEMICALS — .26% of Total Net Assets
13,590,000	5.000% du Pont (E.I.) de Nemours & Company, 01-15-13	$14,029,273
11,920,000	7.375% Monsanto Company, 08-15-12	12,157,879
20,000,000	1.750% Praxair, Inc., 11-15-12	20,155,952

		$46,343,104
	COMPUTERS & EQUIPMENT — .49% of Total Net Assets
24,211,000	1.625% Cisco Systems, Inc., 03-14-14	$24,749,627
37,337,000	4.750% International Business Machines Corporation, 11-29-12	38,302,901
25,000,000	.875% Texas Instruments, Inc., 15-15-13	25,135,838

		$88,188,366
	COMPUTER SOFTWARE — .46% of Total Net Assets
50,000,000	.875% Microsoft Corporation, 09-27-13	$50,433,600
32,286,000	4.950% Oracle Corporation, 04-15-13	33,488,885

		$83,922,485
	ELECTRIC UTILITIES — .14% of Total Net Assets
25,000,000	4.850% Alabama Power Company, 12-15-12	$25,706,587

		$25,706,587
	ENTERTAINMENT & LEISURE — .21% of Total Net Assets
37,500,000	4.700% Disney (Walt) Company, 12-01-12	$38,445,449

		$38,445,449
	FINANCIAL SERVICES — 1.30% of Total Net Assets
31,150,000	4.950% Bank of New York Mellon Corporation, 11-01-12	$31,862,857
25,000,000	2.250% Blackrock, Inc., 12-10-12	25,277,048
26,337,000	6.125% Caterpillar Financial Services Corporation, 02-17-14	28,919,438
25,000,000	4.900% Deere (John) Capital Corporation, 09-09-13	26,483,760
94,000,000	5.250% General Electric Capital Corporation, 10-19-12	96,037,425
25,000,000	4.750% Golden West Financial Corporation, 10-01-12	25,421,216

		$234,001,744
	HEALTHCARE — .14% of Total Net Assets
14,699,000	1.800% Baxter International, Inc., 03-15-13	$14,878,350
10,000,000	4.550% Becton Dickinson & Company, 04-15-13	10,305,922

		$25,184,272

Continued on following page.	5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Principal Amount		Market Value

	INSURANCE — .27% of Total Net Assets
$11,885,000	4.750% Berkshire Hathaway, Inc., 05-15-12	$11,902,335
5,400,000	4.750% Prudential Financial, Inc., 04-01-14	5,727,656
19,400,000	5.800% Prudential Financial, Inc., 06-15-12	19,513,555
11,430,000	5.375% Travelers Companies, Inc., 06-15-12	11,497,124

		$48,640,670
	MANUFACTURING — .27% of Total Net Assets
19,585,000	4.650% 3M Company, 12-15-12	$20,113,328
11,000,000	4.625% Emerson Electric Company, 10-15-12	11,207,489
17,500,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	17,692,426

		$49,013,243
	OIL & GAS — .13% of Total Net Assets
23,406,000	4.750% ConocoPhillips, 10-15-12	$23,865,520

		$23,865,520
	PHARMACEUTICALS — .66% of Total Net Assets
40,803,000	5.150% Abbott Laboratories, 11-30-12	$41,932,707
14,212,000	5.150% Johnson & Johnson, 08-15-12	14,408,832
17,192,000	5.300% Merck & Company, Inc., 12-01-13	18,538,091
43,099,000	5.500% Wyeth, 03-15-13	44,944,604

		$119,824,234
	RETAIL — .42% of Total Net Assets
22,886,000	5.125% Target Corporation, 01-15-13	$23,655,605
49,982,000	4.250% Wal-Mart Stores, Inc., 04-15-13	51,514,394

		$75,169,999
	TOBACCO — .49% of Total Net Assets
85,000,000	4.875% Philip Morris International, Inc., 05-16-13	$88,901,967

		$88,901,967
	TRANSPORTATION — .31% of Total Net Assets
55,079,000	4.500% United Parcel Service, Inc., 01-15-13	$56,710,702

		$56,710,702
	MISCELLANEOUS — .09% of Total Net Assets
15,338,000	4.875% Nucor Corporation, 10-01-12	$15,627,273

		$15,627,273

		$1,159,565,505

6	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 26.06% of Total Net Assets
$150,000,000	United States Treasury bond strips (Principal only) 1.057%, 05-15-18 (c)	$140,742,188
150,000,000	United States Treasury bond strips (Principal only) 1.189%, 11-15-18 (c)	138,808,593
150,000,000	United States Treasury bond strips (Principal only) 1.559%, 02-15-20 (c)	132,902,344
150,000,000	United States Treasury bond strips (Principal only) 1.691%, 08-15-20 (c)	130,453,125
150,000,000	United States Treasury bonds 7.250%, 05-15-16	189,585,938
150,000,000	United States Treasury bonds 3.625%, 08-15-19	173,671,875
125,000,000	United States Treasury bonds 6.250%, 08-15-23	177,558,594
125,000,000	United States Treasury bonds 6.000%, 02-15-26	177,871,093
125,000,000	United States Treasury bonds 5.250%, 11-15-28	169,394,531
125,000,000	United States Treasury bonds 4.500%, 02-15-36	158,867,188
125,000,000	United States Treasury bonds 3.500%, 02-15-39	135,761,718
125,000,000	United States Treasury notes .750%, 05-31-12	125,058,600
125,000,000	United States Treasury notes .625%, 06-30-12	125,097,664
125,000,000	United States Treasury notes .375%, 08-31-12	125,098,913
125,000,000	United States Treasury notes .375%, 09-30-12	125,118,443
125,000,000	United States Treasury notes .375%, 10-31-12	125,122,070
125,000,000	United States Treasury notes .500%, 11-30-12	125,239,258
125,000,000	United States Treasury notes .625%, 12-31-12	125,356,445
125,000,000	United States Treasury notes .625%, 01-31-13	125,415,039
125,000,000	United States Treasury notes .625%, 02-28-13	125,434,570
125,000,000	United States Treasury notes .750%, 03-31-13	125,629,883
125,000,000	United States Treasury notes .625%, 04-30-13	125,517,579
125,000,000	United States Treasury notes .500%, 05-31-13	125,400,391
125,000,000	United States Treasury notes .375%, 06-30-13	125,224,608
125,000,000	United States Treasury notes 4.250%, 11-15-13	132,666,016
125,000,000	United States Treasury notes 2.375%, 10-31-14	131,308,593
125,000,000	United States Treasury notes 4.250%, 11-15-14	137,285,156
125,000,000	United States Treasury notes 1.250%, 09-30-15	128,261,719
150,000,000	United States Treasury notes 2.625%, 02-29-16	161,625,000
150,000,000	United States Treasury notes 2.250%, 11-30-17	160,476,562
500,000,000	United States Treasury bills .063%, 05-24-12 (c)	499,979,295

		$4,705,932,991

	REPURCHASE AGREEMENT — 1.66% of Total Net Assets
298,355,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 04-30-12, .010%, maturing 05-01-12, maturity value $298,355,083 (d)	$298,355,000

		$298,355,000

	Total Dollar Assets (identified cost $5,882,795,081)	$6,163,853,496

	Total Portfolio — 99.28% of total net assets (identified cost $15,620,105,956) (e)	$17,927,125,435
	Other assets, less liabilities (.72% of total net assets)	130,125,112

	Net assets applicable to outstanding shares	$18,057,250,547

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of April 30, 2012.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	7

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 97.18% of Total Net Assets
$7,000,000	United States Treasury notes .750%, 05-31-12	$7,003,282
6,000,000	United States Treasury notes .625%, 06-30-12	6,004,688
7,000,000	United States Treasury notes .625%, 07-31-12	7,008,750
6,000,000	United States Treasury notes .375%, 08-31-12	6,004,747
5,000,000	United States Treasury notes .375%, 09-30-12	5,004,738

	Total United States Treasury Securities (identified cost $31,028,978)	$31,026,205

	REPURCHASE AGREEMENT — 2.69% of Total Net Assets
860,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 04-30-12, .010%, maturing 05-01-12, maturity value $860,000 (a)	$860,000

	Total Repurchase Agreement (identified cost $860,000)	$860,000

	Total Portfolio — 99.87% of total net assets (identified cost $31,888,978) (b)	$31,886,205
	Other assets, less liabilities (.13% of total net assets)	40,738

	Net assets applicable to outstanding shares	$31,926,943

	Notes:
	(a) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of April 30, 2012.
	(b) Aggregate cost for book and federal income tax purposes are the same.

8	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 92.81% of Total Net Assets

	BEVERAGES — 8.82% of Total Net Assets
$500,000	6.950% Bottling Group, LLC (PepsiCo, Inc.), 03-15-14	$558,174
500,000	5.000% Coca-Cola Refreshments USA, Inc., 08-15-13	528,002

		$1,086,176
	CHEMICALS — 8.33% of Total Net Assets
500,000	5.000% du Pont (E.I.) de Nemours & Company, 01-15-13	$516,162
500,000	7.375% Monsanto Company, 08-15-12	509,978

		$1,026,140
	COMPUTERS & EQUIPMENT — 4.17% of Total Net Assets
500,000	4.750% International Business Machines Corporation, 11-29-12	$512,935

		$512,935
	COMPUTER SOFTWARE — 4.10% of Total Net Assets
500,000	.875% Microsoft Corporation, 09-27-13	$504,336

		$504,336
	ELECTRIC UTILITIES — 4.31% of Total Net Assets
500,000	5.125% Carolina Power & Light, 09-15-13	$530,787

		$530,787
	ENTERTAINMENT & LEISURE — 4.16% of Total Net Assets
500,000	4.700% Disney (Walt) Company, 12-01-12	$512,606

		$512,606
	FINANCIAL SERVICES — 4.15% of Total Net Assets
500,000	5.250% General Electric Capital Corporation, 10-19-12	$510,837

		$510,837
	FOOD PRODUCTS & PROCESSING— 4.20% of Total Net Assets
500,000	5.000% Hershey Foods Corporation, 04-01-13	$517,530

		$517,530
	HEALTHCARE — 4.19% of Total Net Assets
500,000	4.550% Becton Dickinson & Company, 04-15-13	$515,296

		$515,296
	INSURANCE — 8.15% of Total Net Assets
500,000	4.750% Berkshire Hathaway, Inc., 05-15-12	$500,729
500,000	5.800% Prudential Financial, Inc., 06-15-12	502,927

		$1,003,656

Continued on following page.	9

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Principal Amount		Market Value

	MANUFACTURING — 4.11% of Total Net Assets
$500,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	$505,498

		$505,498
	OIL & GAS — 4.14% of Total Net Assets
500,000	4.750% ConocoPhillips, 10-15-12	$509,816

		$509,816
	PHARMACEUTICALS — 8.61% of Total Net Assets
500,000	5.300% Merck & Company, Inc., 12-01-13	$539,149
500,000	5.500% Wyeth, 03-15-13	521,411

		$1,060,560
	RETAIL — 8.38% of Total Net Assets
500,000	5.125% Target Corporation, 01-15-13	$516,814
500,000	4.250% Wal-Mart Stores, Inc., 04-15-13	515,330

		$1,032,144
	TOBACCO — 4.67% of Total Net Assets
550,000	4.875% Philip Morris International, Inc., 05-16-13	$575,248

		$575,248
	TRANSPORTATION — 4.18% of Total Net Assets
500,000	4.500% United Parcel Service, Inc., 01-15-13	$514,812

		$514,812
	MISCELLANEOUS — 4.14% of Total Net Assets
500,000	4.875% Nucor Corporation, 10-01-12	$509,430

		$509,430

	Total Corporate Bonds (identified cost $11,422,500)	$11,427,807

	REPURCHASE AGREEMENT — 6.38% of Total Net Assets
785,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 04-30-12, .010%, maturing 05-01-12, maturity value $785,000 (a)	$785,000

	Total Repurchase Agreement (identified cost $785,000)	$785,000

	Total Portfolio — 99.19% of total net assets (identified cost 12,207,500) (b)	$12,212,807
	Other assets, less liabilities (.81% of total net assets)	99,905

	Net assets applicable to outstanding shares	$12,312,712

	Notes:
	(a) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of April 30, 2012.
	(b) Aggregate cost for book and federal income tax purposes are the same.

10	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 100.16% of Total Net Assets

	AEROSPACE — 2.62% of Total Net Assets
7,000	Lockheed Martin Corporation	$633,780

		$633,780
	CHEMICALS — 5.74% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$598,430
15,216	Chemtura Corporation (a)	258,976
10,000	Mosaic Company	528,200

		$1,385,606
	COMPUTERS & EQUIPMENT — 3.28% of Total Net Assets
10,000	Agilent Technologies, Inc.	$421,800
15,000	Hewlett-Packard Company	371,400

		$793,200
	COMPUTER SOFTWARE — 4.50% of Total Net Assets
15,000	Autodesk, Inc. (a)	$590,550
30,000	Symantec Corporation (a)	495,600

		$1,086,150
	CONSTRUCTION — 4.26% of Total Net Assets
10,000	Fluor Corporation	$577,500
20,000	Ryland Group, Inc.	450,200

		$1,027,700
	ELECTRICAL & ELECTRONICS — 4.42% of Total Net Assets
25,000	Intel Corporation	$710,000
40,000	Sanmina-SCI Corporation (a)	356,000

		$1,066,000
	ENTERTAINMENT & LEISURE — 9.20% of Total Net Assets
15,000	Disney (Walt) Company	$646,650
10,000	Viacom, Inc. Class A	506,500
8,000	Wynn Resorts, Ltd.	1,067,200

		$2,220,350
	FINANCIAL SERVICES — 9.97% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$473,000
50,000	Janus Capital Group, Inc.	379,000
25,000	Morgan Stanley	432,000
30,000	Schwab (Charles) Corporation	429,000
15,000	State Street Corporation	693,300

		$2,406,300
	MANUFACTURING — 12.72% of Total Net Assets
15,000	Harley-Davidson, Inc.	$784,950
13,000	Illinois Tool Works, Inc.	745,940
25,000	Mattel, Inc.	840,000
8,000	Parker-Hannifin Corporation	701,520

		$3,072,410

Continued on following page.	11

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

Number of Shares		Market Value

	NATURAL RESOURCES — 8.42% of Total Net Assets
20,000	Freeport-McMoRan Copper & Gold, Inc.	$766,000
26,000	HollyFrontier Corporation	801,320
15,000	Peabody Energy Corporation	466,650

		$2,033,970
	OIL & GAS — 3.69% of Total Net Assets
12,000	Baker Hughes, Inc.	$529,320
70,000	Parker Drilling Company (a)	361,900

		$891,220
	PHARMACEUTICALS — 11.78% of Total Net Assets
10,000	Amgen, Inc.	$711,100
15,000	Celgene Corporation (a)	1,093,800
20,000	Gilead Sciences, Inc. (a)	1,040,200

		$2,845,100
	RETAIL — 5.33% of Total Net Assets
8,000	Costco Wholesale Corporation	$705,360
15,000	Williams-Sonoma, Inc.	580,350

		$1,285,710
	TELECOMMUNICATIONS — 4.95% of Total Net Assets
20,000	Juniper Networks, Inc. (a)	$428,600
12,000	Qualcomm, Inc.	766,080

		$1,194,680
	TRANSPORTATION — 6.84% of Total Net Assets
10,000	FedEx Corporation	$882,400
10,000	Kansas City Southern	770,200

		$1,652,600
	MISCELLANEOUS — 2.44% of Total Net Assets
15,000	Nucor Corporation	$588,150

		$588,150

	Total Portfolio — 100.16% of total net assets (identified cost $15,162,474) (b)	$24,182,926
	Liabilities, less other assets (.16% of total net assets)	(39,156)

	Net assets applicable to outstanding shares	$24,143,770

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

12	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS April 30, 2012 (Unaudited)

VALUATION	OF INVESTMENTS

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued based on dealer price quotes. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Continued on following page.	13

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS April 30, 2012 (Unaudited)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

14	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS April 30, 2012 (Unaudited)

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total

Permanent Portfolio
Gold assets	$3,550,048,186	$—	$—	$3,550,048,186
Silver assets	852,033,097	—	—	852,033,097
Swiss franc assets	940,336,014	758,815,107	—	1,699,151,121
Stocks of United States and foreign real estate and natural resource companies	2,829,727,135	—	—	2,829,727,135
Aggressive growth stock investments †	2,832,312,400	—	—	2,832,312,400
Dollar assets:
Corporate bonds †	—	1,159,565,505	—	1,159,565,505
United States Treasury securities	4,705,932,991	—	—	4,705,932,991
Repurchase agreement	—	298,355,000	—	298,355,000

Total Portfolio	$15,710,389,823	$2,216,735,612	$—	$17,927,125,435

	87.63%	12.37%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$31,026,205	$—	$—	$31,026,205
Repurchase agreement	—	860,000	—	860,000

Total Portfolio	$31,026,205	$860,000	$—	$31,886,205

	97.30%	2.70%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$11,427,807	$—	$11,427,807
Repurchase agreement	—	785,000	—	785,000

Total Portfolio	$—	$12,212,807	$—	$12,212,807

	0.00%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments †	$24,182,926	$—	$—	$24,182,926

Total Portfolio	$24,182,926	$—	$—	$24,182,926

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

There were no transfers into or out of Levels 1 and 2 during the three months ended April 30, 2012 and the Fund held no Level 3 assets during the period then ended.

15

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

APRIL 30, 2012

06/12